Risk Management - Summary of Foreign Currency Risk (Details)
₸ in Thousands, ₱ in Thousands, € in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ج.م. in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, RON in Thousands, RM in Thousands, R in Thousands, P in Thousands, K in Thousands, JD in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 BDT (৳)	Dec. 31, 2025 BWP (P)	Dec. 31, 2025 EGP (ج.م.)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 DOP ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 JOD (JD)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 KZT (₸)	Dec. 31, 2025 MGA (Ar)	Dec. 31, 2025 MMK (K)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 PKR (₨)	Dec. 31, 2025 RON	Dec. 31, 2025 SAR (ر.س)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 UYU ($)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BDT (৳)	Dec. 31, 2024 BWP (P)	Dec. 31, 2024 EGP (ج.م.)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 DOP ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 JOD (JD)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 KZT (₸)	Dec. 31, 2024 MGA (Ar)	Dec. 31, 2024 MMK (K)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 PKR (₨)	Dec. 31, 2024 RON	Dec. 31, 2024 SAR (ر.س)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 ZAR (R)
Disclosure Of Foreign Currency Risk [Line Items]
Assets	₩ 254,927,457																														₩ 246,807,795
Liabilities	₩ 205,604,513																														₩ 205,444,962
Currency risk
Disclosure Of Foreign Currency Risk [Line Items]
Assets		د.إ 51,617	$ 49	৳ 2,251	P 726	ج.م. 759,561	$ 579	SFr 0	$ 6,378	€ 89,734	£ 90	$ 0	Rp 37,788,922	₨ 1,175,785	JD 646	¥ 60,443	₸ 1,485	Ar 7,038,637	K 188,021	RM 2,805	₱ 71,400	₨ 64,839,210	RON 748	ر.س 1,069	kr 0	$ 1,783	$ 1,356,230	$ 93,414	₫ 772,198	R 84,167		د.إ 33,465	$ 26	৳ 2,252	P 768	ج.م. 203,044	$ 2	SFr 0	$ 7,772	€ 20,433	£ 139	$ 0	Rp 37,830,902	₨ 1,037,437	JD 902	¥ 23,798	₸ 1,510	Ar 5,452,745	K 188,021	RM 2,805	₱ 19,401	₨ 68,734,242	RON 0	ر.س 1,087	kr 0	$ 291	$ 1,651,765	$ 99,189	₫ 733,338	R 79,897
Liabilities		د.إ 4,927	$ 0	৳ 0	P 0	ج.م. 0	$ 0	SFr 99,946	$ 0	€ 44,482	£ 0	$ 6,286,899	Rp 49,014,235	₨ 161,578	JD 433	¥ 746,066	₸ 0	Ar 577,908	K 0	RM 0	₱ 0	₨ 10,418	RON 0	ر.س 0	kr 449,349	$ 0	$ 13,851,077	$ 1,285	₫ 0	R 0		د.إ 8,795	$ 64	৳ 0	P 0	ج.م. 0	$ 61	SFr 100,686	$ 0	€ 47,829	£ 4	$ 5,093,862	Rp 4,027,099	₨ 225,042	JD 49,128	¥ 7,483,199	₸ 0	Ar 248,175	K 0	RM 0	₱ 0	₨ 10,418	RON 0	ر.س 0	kr 449,302	$ 110	$ 15,364,685	$ 1,141	₫ 587,003	R 0